Leases - Schedule of Carrying Amounts of Right-of-Use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Amounts of Right-of-Use Assets [Line Items]
Right-of-use assets, Beginning balance	$ 177,429	$ 29,123
Right-of-use assets, Ending balance	322,332	177,429
Addition	223,755	196,714
Depreciation expense	(74,662)	(48,134)
Foreign currency translation	(4,190)	(274)
Office Premise [Member]
Schedule of Carrying Amounts of Right-of-Use Assets [Line Items]
Right-of-use assets, Beginning balance	79,382	29,123
Right-of-use assets, Ending balance	81,632	79,382
Addition	57,528	86,900
Depreciation expense	(53,743)	(36,566)
Foreign currency translation	(1,535)	(75)
Security Equipment [Member]
Schedule of Carrying Amounts of Right-of-Use Assets [Line Items]
Right-of-use assets, Beginning balance	98,047
Right-of-use assets, Ending balance	240,700	98,047
Addition	166,227	109,814
Depreciation expense	(20,919)	(11,568)
Foreign currency translation	$ (2,655)	$ (199)